UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09090

AMERISTOCK MUTUAL FUND, INC.
(Exact name of registrant as specified in charter)

1320 Harbor Bay Parkway, Suite 145, Alameda, California		94502
(Address of principal executive offices)		(Zip code)

Nicholas D. Gerber 1320 Harbor Bay Parkway, Suite 145 Alameda, California 94502
(Name and address of agent for service)
Copy to:

W. Thomas Conner, Esq. Sutherland Asbill & Brennan LLP 1275 Pennsylvania Avenue, N.W. Washington, DC 20004-2415

Registrant's telephone number, including area code:		(510) 522-3336

Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2005

Item 1 – Schedule of Investments.

Ameristock Mutual Fund, Inc.

Schedule of Investments

September 30, 2005 (Unaudited)

				Shares or	Market
Industry		Company	Symbol	Principal Amount	Value

Common Stocks
Automotive	2.07%	General Motors Corp.	GM	665,520	$20,371,567
Banking	16.55%	Bank of America Corp.	BAC	950,754	40,026,744
		CitiGroup Inc.	C	878,816	40,003,704
		PNC Financial Services	PNC	386,686	22,435,522
		Wachovia Corp.	WB	431,300	20,525,567
		Washington Mutual Inc.	WM	1,010,000	39,612,200
Capital Goods	5.35%	Boeing Co.	BA	325,960	22,148,982
		Caterpillar Inc.	CAT	143,400	8,424,750
		General Electric Co.	GE	652,905	21,983,311
Chemicals & Fertilizer	4.51%	Dow Chemical Co.	DOW	520,880	21,705,070
		Du Pont de Nemours & Co.	DD	575,600	22,546,252
Consumer Staples	11.88%	Coca-Cola Co.	KO	470,380	20,315,712
		McDonalds Corp.	MCD	177,700	5,951,173
		Pepsico Inc.	PEP	384,960	21,831,082
		Procter & Gamble Co.	PG	425,200	25,282,392
		Sara Lee Corp.	SLE	2,282,800	43,259,060
Diversified	1.44%	3M Co.	MMM	192,520	14,123,267
Electronics	5.83%	Dell Computer Corp.*	DELL	567,700	19,415,340
		Intel Corp.	INTC	246,160	6,067,844
		International Business Machines	IBM	296,600	23,793,252
		Texas Instruments Inc.	TXN	237,000	8,034,300
Entertainment	0.68%	Walt Disney Co.	DIS	275,070	6,637,439
Financial - Other	0.76%	Merril Lynch & Co.	MER	121,000	7,423,350
Healthcare	17.10%	Abbott Laboratories	ABT	517,060	21,923,344
		Bristol-Myers Squibb Co.	BMY	1,717,740	41,328,824
		Johnson & Johnson	JNJ	314,680	19,912,950
		Merck & Co. Inc.	MRK	756,940	20,596,337
		Pfizer Inc.	PFE	866,680	21,641,000
		Wyeth	WYE	919,000	42,522,130
Insurance	2.17%	Allstate Corp.	ALL	385,600	21,319,824
Oil & Gas	6.93%	BP PLC (ADR)	BP	299,308	21,205,972
		ChevronTexaco Corp.	CVX	382,228	24,741,619
		Exxon Mobil Corp.	XOM	348,200	22,124,628
Retailing	3.06%	Home Depot Inc.	HD	207,595	7,917,673
		Wal-Mart Stores Inc.	WMT	506,200	22,181,684
Services - Data Processing	2.17%	Automatic Data Processing Inc.	ADP	494,600	21,287,584
Software	0.39%	Microsoft Corp.	MSFT	147,560	3,796,719
Telecommunications	10.39%	Bell South Corp.	BLS	764,800	20,114,240
		Comcast Corp.*	CMCSA	726,422	21,342,278
		SBC Communications Inc.	SBC	840,343	20,143,022
		Verizon Communications Inc.	VZ	1,237,809	40,463,976
Thrift and Mortgage	2.06%	Fannie Mae	FNM	451,370	20,230,403
Utilities	4.26%	Duke Energy Corp.	DUK	1,434,333	41,839,494

Total Common Stocks	97.60%	(Cost $988,956,822)		25,537,379	958,551,581

U.S. Government Agency Obligations	1.95%
		Federal Home Loan Bank Discount Note	3.04%, Due 10/03/2005	$19,198,000	19,194,800

Total U.S. Government Agency Obligations	1.95%	(Cost $19,194,800)			19,194,800

Total Investments	99.55%	(Cost $1,008,151,622)			977,746,381

Other Assets in Excess of Liabilities	0.45%				4,468,453

Net Assets	100.00%	Equivalent to $39.17 per share on 25,074,397.279 Shares of Capital Stock Outstanding			$982,214,834

*Non-Income Producing

ADR-American Depositary Receipt

See Notes to Schedule of Investments

UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS

Ameristock Mutual Fund, Inc.
Gross appreciation (excess of value over tax cost	$128,303,593
Gross depreciation (excess of tax cost over value)	(158,708,834)
Net unrealized appreciation/(depreciation)	$(30,405,241)

Cost of investments for income tax purposes	$1,008,151,622

NOTES FOR 4TH QUARTER REVIEW.

(1) Comparative Analysis, Page 2; first paragraph, the text references multiple funds on the First page.  There is only one page.  Should refer to only one fund that is listed on first page or incorporate the index page.

Item 2 - Controls and Procedures.

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)                                 There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERISTOCK MUTUAL FUND, INC.

By:	/s/ Nicholas D. Gerber
Nicholas D. Gerber
President/Principal Executive Officer/Treasurer/Principal Financial Officer

Date:	November 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Nicholas D. Gerber
Nicholas D. Gerber
President/Principal Executive Officer/Treasurer/Principal Financial Officer

Date:	November 29, 2005